Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Taxation on Ordinary Activities
(a) Summary of taxation on ordinary activities

	2022 £m	2021 £m	2020 £m
UK corporation tax	(3)	(25)	38
Comprising:
– current year tax expense	2	1	38
– adjustments in respect of prior periods	(5)	(26)	—
Overseas tax	2,721	2,401	2,387
Comprising:
– current year tax expense	2,675	2,418	2,369
– adjustments in respect of prior periods	46	(17)	18
Total current tax	2,718	2,376	2,425
Deferred tax	(240)	(187)	(317)
Comprising:
– deferred tax relating to origination and reversal of temporary differences	(174)	(29)	(184)
– deferred tax relating to changes in tax rates	(66)	(158)	(133)
	2,478	2,189	2,108

Summary of Factors Affecting Taxation Charge
The taxation charge differs from the standard rate of corporation tax in the UK of 19% for 2022, 2021 and 2020. The major causes of this difference are listed below;

	2022		2021		2020
	£m	%	£m	%	£m	%
Profit before tax	9,324		9,163		8,672
Less: share of post-tax results of associates and joint ventures (see note 9)	(442)		(415)		(455)
	8,882		8,748		8,217
Tax at 19% (2021: 19% and 2020: 19%) on the above	1,688	19.0	1,662	19.0	1,561	19.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	397	4.5	319	3.6	368	4.5
Other national tax charges	244	2.7	184	2.1	142	1.7
Permanent differences	83	0.9	87	1.0	20	0.3
Overseas withholding taxes	156	1.8	189	2.2	155	1.9
Double taxation relief on UK profits	(26)	(0.3)	(23)	(0.3)	(22)	(0.3)
Unutilised/(utilised) tax losses	12	0.1	(10)	(0.1)	5	0.1
Adjustments in respect of prior periods	41	0.5	(43)	(0.5)	18	0.2
Deferred tax relating to changes in tax rates	(66)	(0.7)	(158)	(1.8)	(133)	(1.6)
Additional net deferred tax (credits)/charges	(51)	(0.6)	(18)	(0.2)	(6)	(0.1)
	2,478	27.9	2,189	25.0	2,108	25.7

Summary of Tax on Items Recognised Directly in Other Comprehensive Income	(f) Tax on items recognised directly in other comprehensive income

	2022 £m	2021 £m	2020 £m
Current tax	(6)	(4)	(5)
Deferred tax	(106)	(110)	23
(Charged)/credited to other comprehensive income	(112)	(114)	18